Regulatory matters - Schedule of Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,416.9	$ 1,395.9
Less: current regulatory assets	(237.9)	(205.1)
Non-current regulatory assets	1,179.0	1,190.8
Total regulatory liabilities	657.9	650.7
Less: current regulatory liabilities	(69.3)	(65.8)
Non-current regulatory liabilities	588.6	584.9
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	235.2	242.5
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	209.0	199.5
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	162.5	161.9
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	21.0	19.6
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	8.5	8.7
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3.8	1.2
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	17.9	17.3
Securitized costs, net
Regulatory Liabilities [Line Items]
Total regulatory assets	250.3	260.0
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	276.3	244.1
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	227.4	184.5
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	121.5	116.1
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	101.4	139.7
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	93.4	96.9
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	65.6	72.6
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	41.6	47.1
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	39.1	41.9
Property tax deferral mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	22.4	18.9
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	13.0	13.4
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	11.8	11.5
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	9.8	9.9
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets	8.0	8.7
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 135.3	$ 130.6